Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IncomeTaxDisclosureNarrativeLineItems [Line Items]
Federal tax loss carryovers	$ 67,700,000	$ 20,400,000
Operation loss carry forwards	$ 16,551,647	$ 5,030,672
Operating loss carryforwards, limitations on use description	Pursuant to Section 382 of the Internal Revenue Code of 1986, as amended, a corporation that undergoes an “ownership change,” generally defined as a cumulative increase of more than 50 percentage points in the stock ownership of 5% shareholders within a rolling three-year period may have its ability to utilize pre-change net operating loss (“NOL”) carryforwards and certain other tax attributes significantly limited on an annual basis.
State of Colorado [Member]
IncomeTaxDisclosureNarrativeLineItems [Line Items]
Operation loss carry forwards	$ 21,400,000